Marketable Securities – InterCure Ltd (Details) - Schedule of financial instruments - USD ($) $ in Thousands	Jun. 30, 2021	Dec. 31, 2020
Schedule of financial instruments [Abstract]
Marketable securities – InterCure Ltd	$ 3,379	$ 2,411